Net Income (Loss) Per Share of Common Stock, Basic and Diluted (Tables)	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Schedule of the computation of basic and diluted net loss per share of common stock
The following table sets forth the computation of basic and diluted net income (loss) per share of common stock for the three and nine months ended September 30, 2017 and 2016:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
Basic income (loss) per share:
Net income (loss)	$18,720,610	$(6,168,725)	$14,961,458	$(14,832,899)
Undistributed earnings (loss) allocable to common shares	$18,720,610	$(6,168,725)	$14,961,458	$(14,832,899)

Weighted average shares, basic
Common stock	21,382,683	8,756,393	14,952,391	8,685,818
Participating warrants	14,285,714	—	8,163,265	—
	35,668,397	8,756,393	23,115,656	8,685,818
Basic income (loss) per share:
Common shares	$0.52	$(0.70)	$0.65	$(1.71)
Participating warrants	$0.52	$—	$0.65	$—

Diluted income (loss) per share:
Net income (loss)	$11,222,732	$(6,168,725)	$9,677,838	$(14,832,899)
Net income (loss) reallocated	5,256	—	1,746	—
Undistributed earnings (loss) allocable to common shares	$11,227,988	$(6,168,725)	$9,679,584	$(14,832,899)

Weighted average number of shares - basic	21,382,683	8,756,393	14,952,391	8,685,818
Effect of dilutive securities:
Stock options	25,019	—	7,641	—
Underwriters' unit purchase option	—	—	—	—
Potentially dilutive shares	25,019	—	7,641	—
Weighted average number of shares - diluted	21,407,702	8,756,393	14,960,032	8,685,818

Diluted income (loss) per share	$0.52	$(0.70)	$0.65	$(1.71)

Schedule of anti-dilutive securities excluded from computation of diluted weighted shares outstanding
Shares which have been excluded from diluted per share amounts because their effect would have been antidilutive, include the following:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
Stock options	2,384,560	1,828,441	2,401,938	1,828,441
Warrants	4,661,145	7,400,934	4,661,145	7,400,934
Unit purchase option shares	40,000	40,000	40,000	40,000